Finance Income And Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) through foreign exchange and other movements, financial assets [Abstract]
Net Foreign Exchange Loss	$ 109	$ 1,857	$ 1,355
Net Foreign Exchange Gain	$ 683	$ 261